Contingent assets and liabilities (Details) € in Thousands, $ in Millions				1 Months Ended		12 Months Ended
	Jan. 04, 2021 EUR (€)	Dec. 15, 2020 EUR (€)	Jul. 14, 2019 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($) Milestone	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of contingent liabilities [line items]
Cost share mechanism						50.00%
Milestones achieved						€ 46,261		€ 2,878	€ 73,394
Gilead | Filgotinib drug license
Disclosure of contingent liabilities [line items]
Amount receivable in relation to the collaboration						€ 160,000
Outside Europe | Minimum
Disclosure of contingent liabilities [line items]
Tiered royalty Percentage			20.00%
Outside Europe | Minimum | Gilead collaboration agreement for ziritaxestat
Disclosure of contingent liabilities [line items]
Tiered royalty Percentage			20.00%
Outside Europe | Maximum
Disclosure of contingent liabilities [line items]
Tiered royalty Percentage			24.00%
Outside Europe | Maximum | Gilead collaboration agreement for ziritaxestat
Disclosure of contingent liabilities [line items]
Tiered royalty Percentage			24.00%
Europe | Gilead | Filgotinib drug license | Minimum
Disclosure of contingent liabilities [line items]
Percentage of future net sales from 2024						8.00%
Europe | Gilead | Filgotinib drug license | Maximum
Disclosure of contingent liabilities [line items]
Percentage of future net sales from 2024						15.00%
Filgotinib drug license
Disclosure of contingent liabilities [line items]
Proceeds from milestone payments | $				$ 105
Sales based milestone payment | $			$ 600
Filgotinib drug license | Gilead
Disclosure of contingent liabilities [line items]
Number of milestones achieved | Milestone					2
Achievement of milestone payments | $					$ 105
Upfront payments receivable in 2021						€ 75,000
Upfront payments receivable in 2022						€ 50,000
Filgotinib drug license | Gilead | Group B activities [Member]
Disclosure of contingent liabilities [line items]
Cost share mechanism						50.00%
Filgotinib drug license | Gilead | Maximum
Disclosure of contingent liabilities [line items]
Potential development and regulatory milestones						€ 295,000
Sales based milestone payment | $							$ 600
Filgotinib drug license | Outside Europe | Minimum
Disclosure of contingent liabilities [line items]
Tiered royalty Percentage			20.00%			20.00%	20.00%
Filgotinib drug license | Outside Europe | Maximum
Disclosure of contingent liabilities [line items]
Tiered royalty Percentage			30.00%			30.00%	30.00%
Fee-for-service business (held for sale)
Disclosure of contingent liabilities [line items]
Total consideration received	€ (37,100)
Reassessment Responsibilities [Member] | Filgotinib drug license | Gilead
Disclosure of contingent liabilities [line items]
Upfront payments		€ 35,000
Fidelta d.o.o. | Fee-for-service business (held for sale) | Selvita SA [Member]
Disclosure of contingent liabilities [line items]
Percentage of voting rights held directly or indirectly through subsidiaries	100.00%